Measurement basis of financial assets and liabilities - Schedule of Offsetting of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	£ 3,260	£ 4,235
Derivative liabilities	(4,286)	(5,787)
Financial assets at amortised cost	524,467	504,897
Gross amounts of assets and liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	35,865	40,288
Derivative liabilities	(38,929)	(44,261)
Net position	(3,064)	(3,973)
Reverse repurchase agreements held at amortised cost	56,687	55,165
Repurchase agreements held at amortised cost	(50,292)	(48,782)
Gross amounts of assets and liabilities £m | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	6,395	6,383
Offset
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	(32,605)	(36,053)
Derivative liabilities	34,643	38,474
Net position	2,038	2,421
Reverse repurchase agreements held at amortised cost	(12,725)	(11,022)
Repurchase agreements held at amortised cost	12,725	11,022
Offset | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	0	0
Net amount recognised in the balance sheet
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	3,260	4,235
Derivative liabilities	(4,286)	(5,787)
Net position	(1,026)	(1,552)
Reverse repurchase agreements held at amortised cost	43,962	44,143
Repurchase agreements held at amortised cost	(37,567)	(37,760)
Net amount recognised in the balance sheet | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	6,395	6,383
Cash collateral (received)/ pledged £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	(362)	(407)
Derivative liabilities	1,363	1,742
Net position	1,001	1,335
Reverse repurchase agreements held at amortised cost	64	256
Repurchase agreements held at amortised cost	2	8
Cash collateral (received)/ pledged £m | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	66	264
Non-cash collateral (received)/ pledged £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	(136)	(524)
Derivative liabilities	189	208
Net position	53	(316)
Reverse repurchase agreements held at amortised cost	(43,819)	(44,031)
Repurchase agreements held at amortised cost	37,422	37,427
Non-cash collateral (received)/ pledged £m | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	(6,397)	(6,604)
Master netting and similar agreements £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	(1,589)	(2,217)
Derivative liabilities	1,589	2,217
Net position	0	0
Reverse repurchase agreements held at amortised cost	0	0
Repurchase agreements held at amortised cost	0	0
Master netting and similar agreements £m | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	0	0
Potential net amounts if offset of related amounts permitted £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative assets	1,173	1,087
Derivative liabilities	(1,145)	(1,620)
Net position	28	(533)
Reverse repurchase agreements held at amortised cost	207	368
Repurchase agreements held at amortised cost	(143)	(325)
Potential net amounts if offset of related amounts permitted £m | Financial assets at amortised cost
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at amortised cost	£ 64	£ 43